Jeremy D. Franklin Managing Director, Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 T 704 988-4101 Jeremy.Franklin@nuveen.com

October 1, 2024

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Rule 497(j) Filing for TIAA-CREF Funds (the “Trust”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the forms of Prospectuses and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectuses and SAI contained in Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-76651, 811-09301); and (ii) the text of this Amendment was filed electronically via EDGAR on September 26, 2024.

Please contact the undersigned at (704) 988-4101 should you have any questions or comments regarding this letter.

Sincerely,

/s/ Jeremy D. Franklin
Jeremy D. Franklin